Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Nov. 30, 2023	Nov. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Assets and Liabilities [Line Items]
Warrants issued (in Shares)	[1]			22,222,223
Broker warrants issued (in Shares)	[1]			3,000,000
Private Placements [Member]
Derivative Assets and Liabilities [Line Items]
Warrant liabilities		$ 40,426			$ 169
Relating cost			$ 34,276			$ 6,150

[1]	All warrants issued are for the purchase of one common share in the Company